Consolidated Statement of Changes in Equity - PEN (S/) S/ in Thousands	Capital stock	Investment shares	Treasury shares	Additional paid-in capital	Legal reserve	Unrealized gain (loss) on financial instruments designated at fair value	Unrealized gain (loss) on cash flow hedge	Retained earnings	Total	Non-controlling interests	Total
Balance at Dec. 31, 2017	S/ 423,868	S/ 40,279	S/ (119,005)	S/ 432,779	S/ 160,686		S/ (43,699)	S/ 611,652	S/ 1,506,560	S/ 148	S/ 1,506,708
Profit for the year								76,699	76,699	(1,553)	75,146
Other comprehensive income (loss)						4,002	27,751		31,753		31,753
Total comprehensive income						4,002	27,751	76,699	108,452	(1,553)	106,899
Appropriation of legal reserve, note 18(e)					7,670			(7,670)
Contribution of non-controlling interest										1,405	1,405
Dividends, note 18(g)								(161,396)	(161,396)		(161,396)
Other			(2,253)						(2,253)		(2,253)
Balance at Dec. 31, 2018	423,868	40,279	(121,258)	432,779	168,356	4,002	(15,948)	519,285	1,451,363		1,451,363
Profit for the year								132,047	132,047		132,047
Other comprehensive income (loss)						(6,105)	(1,802)		(7,907)		(7,907)
Total comprehensive income						(6,105)	(1,802)	132,047	124,140		124,140
Terminated dividends, note 18(g)					280				280		280
Dividends, note 18(g)								(154,119)	(154,119)		(154,119)
Balance at Dec. 31, 2019	423,868	40,279	(121,258)	432,779	168,636	(2,103)	(17,750)	497,200	1,421,651		1,421,651
Change in accounting policy, note 2.3.19								(13)	(13)		(13)
Restated total equity as of January 1, 2019	423,868	40,279	(121,258)	432,779	168,356	4,002	(15,948)	519,272	1,451,350		1,451,350
Profit for the year								57,894	57,894		57,894
Other comprehensive income (loss)						(12,360)	(1,165)		(13,525)		(13,525)
Total comprehensive income						(12,360)	(1,165)	57,894	44,369		44,369
Dividends, note 18(g)								(98,465)	(98,465)		(98,465)
Balance at Dec. 31, 2020	S/ 423,868	S/ 40,279	S/ (121,258)	S/ 432,779	S/ 168,636	S/ (14,463)	S/ (18,915)	S/ 456,629	S/ 1,367,555		S/ 1,367,555